Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of the year	$ 22,794	$ 22,794
Current provision (recoveries)
Written off
Balance at end of the year	$ 22,794	$ 22,794